STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary Shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2018	$ 95	$ 303,900	$ (939)	$ 163,714	$ 466,770
Balance, shares at Dec. 31, 2018	36,838,523
Exercise of options and vested RSUs granted to employees	$ 4	24,543	0	0	24,547
Exercise of options and vested RSUs granted to employees, shares	1,204,993
Equity component of convertible senior notes, net of tax	$ 0	65,932	0	0	65,932
Purchase of capped calls	0	(53,648)	0	0	(53,648)
Other comprehensive income (loss), net of tax	0	0	1,757	0	1,757
Share-based compensation	0	55,710	0	0	55,710
Net income (loss)	0	0	0	63,064	63,064
Balance at Dec. 31, 2019	$ 99	396,437	818	226,778	624,132
Balance, shares at Dec. 31, 2019	38,043,516
Exercise of options and vested RSUs granted to employees	$ 2	13,094	0	0	13,096
Exercise of options and vested RSUs granted to employees, shares	991,243
Other comprehensive income (loss), net of tax	$ 0	0	3,357	0	3,357
Share-based compensation	0	72,461	0	0	72,461
Net income (loss)	0	0	0	(5,758)	(5,758)
Balance at Dec. 31, 2020	$ 101	481,992	4,175	221,020	707,288
Balance, shares at Dec. 31, 2020	39,034,759
Exercise of options and vested RSUs granted to employees	$ 3	10,940	0	0	10,943
Exercise of options and vested RSUs granted to employees, shares	1,007,111
Other comprehensive income (loss), net of tax	$ 0	0	(3,778)	0	(3,778)
Share-based compensation	0	96,005	0	0	96,005
Net income (loss)	0	0	0	(83,946)	(83,946)
Balance at Dec. 31, 2021	$ 104	$ 588,937	$ 397	$ 137,074	$ 726,512
Balance, shares at Dec. 31, 2021	40,041,870